Equity (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	May. 14, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016	May. 31, 2015	Feb. 28, 2015
Share Capital [Line Items]
Share repurchase program, authorized amount						$ 750,000,000	$ 250,000,000
Share repurchase program, authorized amount increase						$ 500,000,000
ILFC [Member]
Share Capital [Line Items]
Shares issued for acquisition	97,560,976
Cash consideration	$ 2,400,000,000
Percentage of voting interest sold by counterparty			100.00%
AIG [Member]
Share Capital [Line Items]
Approximate price per share		$ 47.77
Cash consideration for share repurchase		$ 250,000,000
Stock repurchase program, expense			$ 11,200,000
Subsequent Event [Member]
Share Capital [Line Items]
Share repurchase program, authorized amount					$ 400,000,000
Ordinary Share Capital [Member]
Share Capital [Line Items]
Shares issued for acquisition				97,560,976
Share cancellation, shares			(9,698,588)